Derivatives - Schedule of Value of the Warrant Derivative (Details) - Derivative Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Bottom of Range [Member]
Schedule of Value of the Warrant Derivative [Line Items]
Share price (in Dollars per share)	$ 14.3	$ 5.82
Dividend yield
Expected volatility	94.00%	116.00%
Risk-free interest rate	4.35%	4.28%
Top of Range [Member]
Schedule of Value of the Warrant Derivative [Line Items]
Share price (in Dollars per share)		$ 21.67
Expected volatility		136.00%
Risk-free interest rate		5.19%